Financial Instruments and Financial Risk Management - Schedule of Carrying Value of the Financial Instruments (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value	$ 2,533,368	$ 945,096
Investment in Psyence Labs Ltd [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value	2,235,000	745,000
Level 1 [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value	298,368	200,096
Level 1 [Member] | Investment in Psyence Labs Ltd [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value
Level 2 [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value	2,235,000	745,000
Level 2 [Member] | Investment in Psyence Labs Ltd [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value	2,235,000	745,000
Level 3 [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value
Level 3 [Member] | Investment in Psyence Labs Ltd [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value
Derivative warrant liabilities – public warrants [Member] | Warrant Liabilities [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value	298,368	200,096
Derivative warrant liabilities – public warrants [Member] | Warrant Liabilities [Member] | Level 1 [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value	298,368	200,096
Derivative warrant liabilities – public warrants [Member] | Warrant Liabilities [Member] | Level 2 [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value
Derivative warrant liabilities – public warrants [Member] | Warrant Liabilities [Member] | Level 3 [Member]
Schedule of Carrying Value of the Financial Instruments [Line Items]
Financial instruments at fair value